Risk management (Table)	12 Months Ended
Dec. 31, 2018
Risk management
Schedule of distribution of interest rate risk by maturity

The table below shows in millions of pesos the distribution of interest rate risk by maturity as of December 31, 2016. The reported amounts include estimated interest on fixed and variable rate instruments. Interest on variable rate instruments is determined using the rate in effect as of the balance sheet date for the first scheduled interest payment and amounts are determined based on the contractual spread for each period thereafter.

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months		6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	146,736	38,460	203	104		11	44	32	—	107,882
Loans	647,729	349,076	45,789	42,250		36,673	82,230	37,336	67,475	(13,100)
Trade Finance	—	—	—	—		—	—	—	—	—
Intragroup	343	—	—	—		—	—	—	—	343
Securities	356,407	46,103	11,459	5,643		2,428	84,499	7,459	25,513	173,303
Permanent	5,535	—	—	—		—	—	—	—	5,535
Other Assets	84,864	—	—	—		—	—	—	—	84,864
Total Balance Sheet Assets	1,241,614	433,639	57,451	47,997		39,112	166,773	44,827	92,988	358,827
Money Market	(205,188)	(44,538)	(22,754)	(2,364)		—	—	—	—	(135,532)
Deposits	(551,067)	(239,723)	(12,275)	(2,824)		(31,574)	(264,671)	—	—	—
Trade Finance	(308)	—	—	—		—	—	—	—	(308)
Intragroup	—	—	—	—		—	—	—	—	—
Long-Term Funding	(179,255)	(62,846)	(1,061)	(4,070)		(2,678)	(35,274)	(7,255)	(36,420)	(29,651)
Equity	(105,283)	—	—	—		—	—	—	—	(105,283)
Other Liabilities	(114,846)	—	—	—		—	—	—	—	(114,846)
Total Balance Sheet Liabilities	(1,155,947)	(347,107)	(36,090)	(9,258)		(34,252)	(299,945)	(7,255)	(36,420)	(385,620)
Total Balance Sheet Gap	85,667	86,532	21,361	38,739	—	4,860	(133,172)	37,572	56,568	(26,793)
Total Off-Balance Sheet Gap	(6,638)	9,323	4,698	(5,031)		(1,266)	5,995	(3,781)	(11,111)	(5,464)
Total Structural Gap		95,854	26,058	33,708		3,594	(127,178)	33,791	45,457	(32,255)
Accumulated Gap		95,854	121,912	155,620		159,214	32,036	65,827	111,284	79,028

The interest rate risk in the balance sheet management portfolios, measured in terms of sensitivity of the NIM at one year to a parallel increase of 100 basis points in the yield curve, remained stable throughout 2017 under 900 million pesos, mainly due to the short-term repricing of the credit portfolio. At the end of December 2017, the risk consumption measured in terms of 100 basis points sensitivity of the MVE stood under 3,000 million pesos.

The table below shows in millions of pesos the distribution of interest rate risk by maturity as of December 31, 2017. The reported amounts include estimated interest on fixed and variable rate instruments. Interest on variable rate instruments is determined using the rate in effect as of the balance sheet date for the first scheduled interest payment and amounts are determined based on the contractual spread for each period thereafter.

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	80,851	41,236	—	11	11	41	10	—	39,543
Loans	697,027	357,785	62,290	27,359	28,877	99,802	45,376	75,518	20
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	(72)	—	—	—	—	—	—	—	(72)
Securities	346,672	23,391	16,893	39,293	1,845	63,697	14,855	31,081	155,618
Permanent	472	—	—	—	—	—	—	—	472
Other Assets	185,908	—	—	—	—	—	—	—	185,908
Total Balance Sheet Assets	1,310,858	422,412	79,183	66,663	30,733	163,540	60,241	106,599	381,489
Money Market	(113,294)	(20,523)	(791)	—	—	—	—	—	(91,981)
Deposits	(597,248)	(567,359)	(15,954)	(9,378)	(4,535)	(22)	—	—	—
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(184,681)	(62,590)	(6,173)	(5,922)	(6,396)	(36,660)	(35,173)	(2,869)	(28,898)
Equity	(116,134)	—	—	—	—	—	—	—	(116,134)
Other Liabilities	(198,480)	—	—	—	—	—	—	—	(198,480)
Total Balance Sheet Liabilities	(1,209,837)	(650,472)	(22,918)	(15,300)	(10,931)	(36,682)	(35,173)	(2,869)	(435,493)
Total Balance Sheet Gap	101,021	(228,060)	56,265	51,363	19,802	126,858	25,068	103,730	(54,004)
Total Off-Balance Sheet Gap	(561)	31,675	2,142	(2,719)	(606)	(35)	(6,798)	(24,220)	—
Total Structural Gap		(196,385)	58,407	48,644	19,196	126,823	18,270	79,510	(54,004)
Accumulated Gap	—	(196,385)	(137,978)	(89,334)	(70,138)	56,685	74,955	154,465	100,461

The interest rate risk in the balance sheet management portfolios, measured in terms of sensitivity of the net interest margin (NIM) at one year to a parallel increase of 100 basis points in the yield curve, remained stable throughout 2018 under 700 million pesos, mainly due to the short-term repricing of the credit portfolio. At the end of December 2018, the risk consumption measured in terms of 100 basis points sensitivity of the MVE stood under 3,900 million pesos.

The table below shows in millions of pesos the distribution of interest rate risk by maturity as of December 31, 2018. The reported amounts include estimated interest on fixed and variable rate instruments. Interest on variable rate instruments is determined using the rate in effect as of the balance sheet date for the first scheduled interest payment and amounts are determined based on the contractual spread for each period thereafter.

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	101,353	35,304	—	—	—	52	—	—	65,997
Loans	789,010	400,172	44,475	27,446	51,727	119,014	56,923	90,388	(1,135)
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	(226)	—	—	—	—	—	—	—	(226)
Securities	351,755	59,520	11,051	8,589	44,187	58,048	13,198	30,524	126,637
Permanent	14,417	—	—	—	—	—	—	—	14,417
Other Assets	2,491,052	—	—	—	—	—	—	—	2,491,052
Total Balance Sheet Assets	3,747,361	494,996	55,526	36,035	95,914	177,114	70,121	120,912	2,696,742
Money Market	(114,421)	(27,386)	(89)	—	—	—	—	—	(86,945)
Deposits	(636,907)	(253,774)	(17,801)	(12,984)	(91,065)	(156,158)	—	(105,126)	—
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(207,327)	(65,439)	(6,383)	(9,993)	(8,361)	(14,760)	(60,990)	(3,727)	(37,675)
Equity	(125,813)	—	—	—	—	—	—	—	(125,813)
Other Liabilities	(2,527,900)	—	—	—	—	—	—	—	(2,527,900)
Total Balance Sheet Liabilities	(3,612,368)	(346,599)	(24,273)	(22,977)	(99,426)	(170,918)	(60,990)	(108,853)	(2,778,333)
Total Balance Sheet Gap	134,993	148,397	31,253	13,058	(3,512)	6,196	9,131	12,059	(81,591)
Total Off-Balance Sheet Gap	(5,070)	27,072	576	(1,096)	4,739	(5,802)	(3,267)	(27,293)	—
Total Structural Gap		175,469	31,829	11,962	1,227	394	5,864	(15,234)	(81,591)
Accumulated Gap	—	175,469	207,298	219,260	220,487	220,881	226,745	211,511	129,920

Schedule of distribution of liquidity risk by maturity

The table below shows in millions of pesos the distribution of the liquidity risk by maturity as of December 31, 2016. The reported amounts include cash flows from interest on fixed and variable rate instruments. The interest on variable rate instruments is determined using the forward interest rates for each period presented.

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	146,748	105,566	203	104	11	44	32	—	40,788
Loans	726,450	101,397	66,892	62,277	89,069	197,379	86,306	136,230	(13,100)
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	343	—	—	—	—	—	—	—	343
Securities	330,254	290,900	—	1	1	11,511	—	—	27,841
Permanent	5,535	—	—	—	—	—	—	—	5,535
Other Assets	85,864	—	—	—	—	—	—	—	84,864
Total Balance Sheet Assets	1,295,194	497,863	67,095	62,382	89,081	208,934	86,338	136,230	146,271
Money Market	(205,899)	(174,477)	(4,406)	(842)	(19,379)	(1,276)	(2,947)	—	(2,572)
Deposits	(551,068)	(178,389)	(57,904)	(152)	(21,348)	(293,275)	—	—	—
Trade Finance	(308)	—	—	—	—	—	—	—	(308)
Intragroup	-	—	—	—	—	—	—	—	—
Long-Term Funding	(183,446)	(18,762)	(9,763)	(17,956)	(16,861)	(68,710)	(14,747)	(36,647)	—
Equity	(105,283)	—	—	—	—	—	—	—	(105,283)
Other Liabilities	(114,846)	—	—	—	—	—	—	—	(114,846)
Total Balance Sheet Liabilities	(1,160,850)	(371,628)	(72,073)	(18,950)	(57,588)	(363,261)	(17,694)	(36,647)	(223,009)
Total Balance Sheet Gap	134,344	126,235	(4,978)	43,432	31,493	(154,327)	68,644	99,583	(76,738)
Total Off-Balance Sheet Gap	3,474	178,907	4,463	744	(2,149)	7,714	(3,086)	1,324	(184,443)
Total Structural Gap		305,142	(515)	44,175	29,343	(146,612)	65,558	100,907	(261,180)
Accumulated Gap		305,142	304,627	348,802	378,146	231,533	297,092	397,999	136,819

The table below shows in millions of pesos the distribution of the liquidity risk by maturity as of December 31, 2017. The reported amounts include cash flows from interest on fixed and variable rate instruments. The interest on variable rate instruments is determined using the forward interest rates for each period presented.

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	80,851	41,236	—	11	11	41	10	—	39,543
Loans	774,862	53,125	64,611	68,058	101,213	234,382	106,830	146,624	20
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	(72)	—	—	—	—	—	—	—	(72)
Securities	372,029	330,590	123	192	381	1,523	2,855	11,441	24,924
Permanent	11,652	—	—	—	—	—	—	—	11,652
Other Assets	174,727	—	—	—	—	—	—	—	174,727
Total Balance Sheet Assets	1,414,049	424,951	64,734	68,261	101,605	235,946	109,695	158,065	250,794
Money Market	(113,294)	(20,523)	(791)	—	—	—	—	—	(91,981)
Deposits	(607,532)	(239,107)	(19,463)	(14,194)	(12,780)	(21,136)	(11,777)	(289,075)	—
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(191,378)	(4,292)	(11,334)	(11,619)	(31,917)	(50,504)	(49,477)	(3,250)	(28,985)
Equity	(116,134)	—	—	—	—	—	—	—	(116,134)
Other Liabilities	(198,480)	—	—	—	—	—	—	—	(198,480)
Total Balance Sheet Liabilities	(1,226,818)	(263,922)	(31,588)	(25,813)	(44,697)	(71,640)	(61,254)	(292,325)	(435,580)
Total Balance Sheet Gap	187,231	161,029	33,146	42,448	56,908	164,306	48,441	(134,260)	(184,786)
Total Off-Balance Sheet Gap	15,009	(8,956)	596	117	599	7,423	4,090	(864)	12,005
Total Structural Gap		152,073	33,742	42,565	57,507	171,729	52,531	(135,124)	(172,781)
Accumulated Gap		152,073	185,815	228,380	285,887	457,616	510,147	375,023	202,242

The table below shows in millions of pesos the distribution of the liquidity risk by maturity as of December 31, 2018. The reported amounts include cash flows from interest on fixed and variable rate instruments. The interest on variable rate instruments is determined using the forward interest rates for each period presented.

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	101,353	35,304	—	—	—	52	—	—	65,997
Loans	894,975	63,631	77,990	77,902	117,370	262,468	126,185	170,565	(1,135)
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	(226)	—	—	—	—	—	—	—	(226)
Securities	265,639	204,594	143	1,183	42,759	1,766	3,098	11,128	968
Permanent	14,417	—	—	—	—	—	—	—	14,417
Other Assets	2,491,052	—	—	—	—	—	—	—	2,491,052
Total Balance Sheet Assets	3,767,210	303,529	78,133	79,085	160,129	264,286	129,283	181,693	2,571,073
Money Market	(114,421)	(27,386)	(89)	—	—	—	—	—	(86,945)
Deposits	(643,226)	(253,793)	(20,848)	(17,375)	(14,367)	(19,813)	(11,475)	(305,556)	—
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(214,803)	(3,470)	(10,517)	(17,219)	(29,238)	(40,266)	(72,295)	(4,010)	(37,788)
Equity	(125,813)	—	—	—	—	—	—	—	(125,813)
Other Liabilities	(2,527,900)	—	—	—	—	—	—	—	(2,527,900)
Total Balance Sheet Liabilities	(3,626,163)	(284,649)	(31,454)	(34,594)	(43,605)	(60,079)	(83,770)	(309,566)	(2,778,446)
Total Balance Sheet Gap	141,047	18,880	46,679	44,491	116,524	204,207	45,513	(127,873)	(207,373)
Total Off-Balance Sheet Gap	30,927	755	108	(144)	1,637	5,657	6,293	3,781	12,838
Total Structural Gap		19,635	46,787	44,347	118,161	209,864	51,806	(124,092)	(194,535)
Accumulated Gap		19,635	66,422	110,769	228,930	438,794	490,600	366,508	171,973